Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 11:-	SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ National Market under the symbol "RDWR".

a.	Rights of shares:

Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.	Treasury stock:

In July 2006, the Company's Board of Directors authorized the repurchase of up to $ 25,000 in the open market, subject to normal trading restrictions. During 2006, the Company purchased 846,855 of its Ordinary shares for total consideration of $ 11,069. During 2008, the Company purchased 880,315 of its Ordinary shares for total consideration of $ 6,594. During 2009 the company purchased 68,787 of its Ordinary shares for total consideration of $ 419. Total consideration for the purchase of these Ordinary shares was recorded as Treasury shares, at cost, as part of shareholders' equity.

In October 2011, the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 20,000 of the Company's ordinary shares in the open market, subject to normal trading restrictions. The repurchase program expires on October 2012. To date, no shares have been purchased under this program.

c.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.	Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) and the Directors and Consultants Option Plan ("the Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The exercise price per share under the Stock Option Plans was generally not less than the market price of an Ordinary share at the date of grant. The options expire between 5.2 years to 6 years from the grant date. The options vest primarily over four years. Each option is exercisable for one Ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 11,097,318 Ordinary shares. This amount includes an increase of 2% of the company's capital stock on a fully diluted basis, reserved for option grants under the Stock Option Plans, as approved by the Company in October 2011. As of December 31, 2011, an aggregate of 374,490 Ordinary shares of the Company were still available for future grants

On February 1, 2010, the Company's Board of Directors adopted an additional addendum to the share option plan allowing the allocation of short term options to grantees who are not residents of Israel or the United States, with a grant price of 90% of the closing sales price for the shares on the NASDAQ on the date of grant of a respective option award. As of December 31, 2011, 500,000 ordinary shares have been reserved for option grants under this addendum. As of December 31, 2011, an aggregate of 381,653 Ordinary shares of the Company, under this addendum, were still available for future grants.

Employee Stock Purchase Plan ("ESPP"):

On February 1, 2010 the company's Board of Directors adopted the 2010 Employee Share Purchase Plan ("ESPP"), which provides for the issuance of a maximum of 1,000,000 ordinary shares. Pursuant to the ESPP, eligible employees (including only Israeli and United States residents) could have up to 10% of their net income withheld, up to certain maximums, to be used to purchase the Company's ordinary shares. The ESPP is implemented with overlapping one year Offering Periods, each one consisting of two purchases, once in every six-month period. The price of each ordinary share purchased under the ESPP is equal to 90% of the closing price for the shares on the respective Offering Date.

During 2011 and 2010, employees purchased 68,329 and 59,451, respectively, of Ordinary shares at average prices of $ 14.75 and $ 14.18, respectively.

As of December 31, 2011, 872,220 Ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 820, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2011 and 2010, the Company recognized $ 50 and $ 306, respectively, of compensation expense in connection with the ESPP.

A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2011 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	3,989,187	$13.09	3.50	97,409
Granted	1,008,800	$30.99	N/A	N/A
Exercised	(721,398)	$10.43	N/A	17,398
Expired	(4,500)	$12.50	N/A	N/A
Forfeited	(197,436)	$20.96	N/A	N/A

Outstanding at December 31, 2011	4,074,653	$17.60	3.20	51,707

Exercisable at December 31, 2011	1,414,384	$12.31	2.52	24,006

Vested and expected to vest at December 31, 2011	3,777,422	$16.92	3.12	50,076

	December 31, 2010
	Number of options	Weighted average exercise price

Options outstanding at the beginning of the year	4,700,050	11.76

Changes during the year:
Granted	1,123,898	20.17
Exercised	(1,484,521)	13.71
Expired	(75,150)	24.07
Forfeited	(275,090)	12.93

Options outstanding at the end of the year	3,989,187	13.09

Options exercisable at the end of the year	412,602	12.63

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 2.72, $ 6.34 and $ 11.33, respectively.

As of December 31, 2011, there was approximately $ 9,116 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.06 years. Total grant-date fair value of vested options for the year ended December 31, 2011 was approximately $ 6,731.

The options outstanding under the Company's Stock Option Plans as of December 31, 2011 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$6.15-8.99	1,310,266	2.46	$8.02	543,583	$8.31
$10.64-15.61	1,391,237	2.68	$14.47	860,801	$14.59
$23.87-24.67	660,750	4.48	$24.22	-	$-
$32.79-37.33	712,400	4.35	$35.23	10,000	$34.58

	4,074,653			1,414,384

Stock-based compensation was recorded in the following items:

	Year ended December 31,
	2009	2010	2011

Cost of sales	$71	$64	$66
Research and development	$630	$1,247	$1,124
Selling and marketing	$1,164	$2,393	$3,135
General and administrative	$2,176	$1,789	$1,133

Total Expenses	$4,041	$5,493	$5,458